Prepaid Expenses and Other Current Assets - Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Oct. 31, 2016	Oct. 31, 2015
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid insurance	$ 22	$ 61
Advance payments for inventory	18	0
Other	7	40
Total prepaid expenses and other current assets	$ 47	$ 101